REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Board of Trustees of the Two Roads Shared Trust and
Shareholders of
LeaderShares(r) Activist Leaders(r) ETF
LeaderShares(r) AlphaFactor(r) Tactical Focused ETF
LeaderShares(r) AlphaFactor(r) US Core Equity ETF
LeaderShares(r) Equity Skew ETF

In planning and performing our audit of the financial statements of LeaderShares(r) Activist Leaders(r) ETF and LeaderShares(r) AlphaFactor(r) Tactical Focused ETF as of October 31, 2020 and for the period October 26, 2020 (commencement of operations) through October 31, 2020, and for LeaderShares(r) AlphaFactor(r) US Core Equity ETF as of and for the year ended October 31, 2020, and for LeaderShares(r) Equity Skew ETF as of October 31, 2020 and for the period May 11, 2020 (commencement of operations) through October 31, 2020, (four of the funds in the Two Roads Shared Trust) (collectively, the "Funds"), in accordance with the standards of the Public Company Accounting Oversight
Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing audit procedures for the purpose of expressing an opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and
directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the fund's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.
Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or the degree of compliance with policies and procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing
their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds' internal
control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be material weaknesses as defined above as of October 31, 2020.
This report is intended solely for the information and use of management and the Board of Trustees of the Two Roads
Shared Trust and the U.S. Securities and Exchange
Commission, and is not intended to be and should not be used by anyone other than these specified parties.
/s/ GRANT THORNTON LLP
Philadelphia, Pennsylvania
December 30, 2020